Related Party Transactions and Balances (Significant Related Parties Transactions) (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Advertising revenue received from related parties		$ 12,404,031	$ 12,481,927	$ 8,076,155
Purchase of equipment from related parties		29,566	1,277,455	2,362,785
Convertible Bond issued to related parties		0	0	50,000,000
Convertible Bond redeemed from related parties		0	0	50,000,000
Companies under common control by Shanda [Member]
Related Party Transaction [Line Items]
Advertising revenue received from related parties		12,404,031	12,481,927	8,076,155
Technical service fees reported in cost of revenues paid to related parties		335,504	0	0
Promotion service fees reported in cost of revenues paid to related parties		0	0	379,465
Purchase of equipment from related parties		188,334	0	0
Interest expenses for loan from related parties		16,365	448,011	688,952
Shanghai Shulong Computer Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loan borrowing from related parties		0	0	6,832,012
Loan repayment paid to related parties		0	6,769,544	0
Shanghai Shulong Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loan borrowing from related parties		0	0	6,503,884
Loan repayment paid to related parties		3,303,760	3,135,076	3,189,527
Shanda Games Limited [Member]
Related Party Transaction [Line Items]
Loan repayment received from related parties		3,300,000	13,900,000	0
Loan to related parties		0	0	14,000,000
Loan interest income from related parties		14,236	246,178	108,019
Shanda Capital Limited. ("Shanda Capital") [Member]
Related Party Transaction [Line Items]
Loan to related parties	500,000	13,865	470,000	0
Loan interest income from related parties		14,620	10,575	0
Shanda Media [Member]
Related Party Transaction [Line Items]
Convertible Bond issued to related parties		0	0	50,000,000
Convertible Bond redeemed from related parties		0	0	50,000,000
Interest expense of Convertible Bond issued to related parties		$ 0	$ 0	$ 375,000